Financial Instruments - Sensitivity analysis level 2 hierarchy (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		R$ 14,141,119	R$ 13,947,322
Financial liabilities, fair value		19,184,180	R$ 17,995,389
Energy trading futures contracts [member] | Discounted cash flow method [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		R$ 404,695
Financial liabilities, sensitivity of inputs to fair value increase	[1]	10.00%
Financial assets, sensitivity of inputs to fair value percentage increase	[1]	10.00%
Financial assets, sensitivity of inputs to fair value increase	[1]	R$ 382,794
Financial assets, sensitivity of inputs to fair value decrease	[1]	404,581
Energy trading futures contracts [member] | Discounted cash flow method [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		R$ 114,776
Financial liabilities, sensitivity of inputs to fair value decrease	[1]	10.00%
Financial assets, sensitivity of inputs to fair value percentage decrease	[1]	10.00%
Financial assets, sensitivity of inputs to fair value increase	[1]	R$ 115,361
Financial assets, sensitivity of inputs to fair value decrease	[1]	R$ 125,715

[1]	This 10% variation scenario represents a fluctuation considered reasonable by the Company, based on the history of negotiations concluded under similar market conditions.